FINANCIAL RISK MANAGEMENT DISCLOSURES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Accounts Payable	$ 2,502,139	$ 1,759,163	$ 2,420,392
0 to 6 Months
Statement [Line Items]
Accounts Payable	2,502,139	1,759,163	2,502,139
6 to 12 Months
Statement [Line Items]
Accounts Payable	$ 0	$ 0	$ 0